EQUITY ACCOUNTED INVESTMENTS - Schedule Of Revenue, Net Income and OCI Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	$ 49,895	$ 48,440
Profit (Loss) of associate or joint venture	7,303	6,478
Other Comprehensive Income of associate or joint venture	695	1,056
Additions1	10,798	1,284
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Additions1	(134)
Real Estate | Core office
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,328	1,781
Profit (Loss) of associate or joint venture	(66)	1,244
Other Comprehensive Income of associate or joint venture	(60)	174
Real Estate | LP Investments and Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,878	1,362
Profit (Loss) of associate or joint venture	336	350
Other Comprehensive Income of associate or joint venture	34	312
Real Estate | Transitional and Development [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,956	2,879
Profit (Loss) of associate or joint venture	76	708
Other Comprehensive Income of associate or joint venture	(30)	63
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Additions1	4,625
Infrastructure | Utilities [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	724	869
Profit (Loss) of associate or joint venture	286	183
Other Comprehensive Income of associate or joint venture	183	171
Additions1	1,200	1,117
Infrastructure | Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	12,102	14,372
Profit (Loss) of associate or joint venture	4,114	1,580
Other Comprehensive Income of associate or joint venture	36	93
Additions1	2,599	2,367
Infrastructure | Midstream [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	924	918
Profit (Loss) of associate or joint venture	315	220
Other Comprehensive Income of associate or joint venture	188	67
Additions1	461	757
Infrastructure | Data [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,047	1,571
Profit (Loss) of associate or joint venture	511	337
Other Comprehensive Income of associate or joint venture	(53)	522
Additions1	4,042	2,571
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Additions1	293
Other [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	285	151
Profit (Loss) of associate or joint venture	50	20
Other Comprehensive Income of associate or joint venture	18	(38)
Reinsurance
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	6,785	5,101
Profit (Loss) of associate or joint venture	452	492
Other Comprehensive Income of associate or joint venture	484	(867)
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,503	1,489
Profit (Loss) of associate or joint venture	475	579
Other Comprehensive Income of associate or joint venture	16	15
Transitional and Development [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	26	(12)
Profit (Loss) of associate or joint venture	22	128
Other Comprehensive Income of associate or joint venture	0	0
LP Investments and Other [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	40	230
Profit (Loss) of associate or joint venture	(55)	(6)
Other Comprehensive Income of associate or joint venture	(56)	69
Utilities [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	1,136	1,306
Profit (Loss) of associate or joint venture	39	32
Other Comprehensive Income of associate or joint venture	(376)	(112)
Transport | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,044	2,561
Profit (Loss) of associate or joint venture	27	(132)
Other Comprehensive Income of associate or joint venture	330	307
Data [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,272	815
Profit (Loss) of associate or joint venture	(45)	(23)
Other Comprehensive Income of associate or joint venture	685	247
Other [Member] | Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	206	173
Profit (Loss) of associate or joint venture	(180)	(349)
Other Comprehensive Income of associate or joint venture	(283)	600
Other [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	6,951	5,925
Profit (Loss) of associate or joint venture	208	300
Other Comprehensive Income of associate or joint venture	6	7
Other [Member] | Renewable Power
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	3,078	3,124
Profit (Loss) of associate or joint venture	673	348
Other Comprehensive Income of associate or joint venture	(355)	(583)
Industrial operations [Member] | Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Revenue of associate or joint venture	2,216	3,462
Profit (Loss) of associate or joint venture	80	456
Other Comprehensive Income of associate or joint venture	$ (5)	$ 9